CAPSTONE NIKKO JAPAN FUND
                 A SERIES OF CAPSTONE INTERNATIONAL SERIES TRUST

                       SUPPLEMENT DATED SEPTEMBER 2, 1997
                                       TO
                       PROSPECTUS DATED FEBRUARY 28, 1997
                 AS SUPPLEMENTED JULY 25, 1997 AND MAY 22, 1997


     Effective September 2, 1997, the name of the Fund will be changed to Capstone Japan Fund.

THE FOLLOWING PARAGRAPH WILL REPLACE THE THIRD PARAGRAPH OF THE DETERMINATION OF NET ASSET VALUE SECTION ON PAGE 19 OF THE PROSPECTUS:

     Any  assets  or  liabilities   initially  expressed  in  terms  of  foreign
currencies are translated into U.S. dollars at the prevailing market rates at 17:00 Greenwich Mean Time on each U.S. business day.